Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Operating revenues
Total operating revenues	$ 517,881	$ 364,010
Other operating gains	7,082	1,133
Voyage expenses and commissions	254,906	176,941
Contingent rental income	(623)	(1,624)
Ship operating expenses	94,836	88,154
Charter hire expense	0	2,593
Administrative expenses	16,240	14,332
Depreciation	73,773	71,734
Total operating expenses	439,132	352,130
Net operating income	85,831	13,013
Other income (expenses)
Interest income	188	84
Interest expense	(35,894)	(29,414)
Unrealized gain (loss) on marketable securities	(11,736)	7,915
Share of results of associated companies	5,959	(724)
Foreign currency exchange loss	(17)	(17)
Gain on derivatives	33,798	10,989
Other non-operating items	122	380
Net other expenses	(7,580)	(10,787)
Net income before income taxes	78,251	2,226
Income tax benefit (expense)	(6)	38
Net income	$ 78,245	$ 2,264
(Loss) earnings per share attributable to Frontline Ltd. stockholders:
Basic earnings per share attributable to the company (in US dollars per share)	$ 380	$ 10.00
Diluted earnings per share attributable to the company (in US dollars per share)	$ 380	$ 10.00
Time charter revenues
Operating revenues
Total operating revenues	$ 48,451	$ 42,111
Voyage charter revenues
Operating revenues
Total operating revenues	463,195	313,917
Other income
Operating revenues
Total operating revenues	$ 6,235	$ 7,982